Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2011
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

9.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2011	2010
Royal Bank of Scotland revolving credit facility	$290,700	$290,700
Bremer Landesbank loan facility	32,800	36,400
Deutsche Bank AG loan facility	35,800	38,200
DnB NOR Bank ASA loan facility	-	19,670
Emporiki Bank of Greece S.A.	15,000	-
Total debt outstanding	$374,300	$384,970
Less related deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	$373,338	$383,623
Current portion of long term debt	$(27,700)	$(7,320)
Long-term debt, non current portion	$345,638	$376,303

Royal Bank of Scotland (“Royal Bank”) revolving credit facility: In February 2005, the Company entered into an agreement with the Royal Bank for a $230,000 secured revolving credit facility, to finance the acquisition of additional dry bulk carrier vessels or cellular container ships, the acquisition of DSS (Note 1) and for working capital. On May 24, 2006, the Company entered into an amended agreement to extend the facility amount to $300,000. Pursuant to the amended agreement, the Company is permitted to borrow amounts up to the facility limit, provided that certain pre-conditions are satisfied and that borrowings do not exceed 75% of the aggregate market value of the mortgaged vessels. The maturity of the credit facility is ten years and the interest rate on amounts drawn is at LIBOR plus a margin ranging from 0.75% to 0.85%. The loan bears commitment fees on the undrawn part of the facility of 0.25% per annum.

The amended facility is available in full for six years from May 24, 2006, the new availability date. At the end of the sixth year and over the remaining period of four years will be reducing in semiannually by $15,000 with a final reduction of $165,000 together with the last semi-annual reduction.

As of December 31, 2011 and December 31, 2010, there was a balance of $20,700 and $0, respectively, included in current portion of long-term debt and $270,000 and $290,700, respectively, included in non-current portion of long-term debt.The unused portion of the facility as at December 31, 2011 and December 31, 2010 amounted to $9,300. The weighted average interest rate of the revolving credit facility as at December 31, 2011 and 2010 was 1.07% and 1.10%, respectively.

The credit facility is secured by a first priority or preferred ship mortgage on fourteen vessels of the Company's fleet (Note 6), assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the credit facility, as described below.

The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio (mortgaged vessels' market values at least 120% of the outstanding balance of the credit facility), minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility unless the available credit facility for working capital exceeds this amount and other financial covenants. As at December 31, 2011 and December 31, 2010, the available credit facility for working capital amounted to $9,300, thus exceeding minimum liquidity required amounting to $6,000 as of December 31, 2011 and $5,200 as of December 31, 2010. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Bremer Landesbank (“Bremer”) loan facility: On October 22, 2009, Gala entered into a loan agreement with Bremer to partly finance, or, as the case may be, refinance, the contract price of the vessel “Houston” for an amount of $40,000. The term of the loan is ten years starting from the delivery of the vessel in October 2009. The loan is repayable in 40 quarterly installments of $900 plus one balloon installment of $4,000 to be paid together with the last installment. The loan bears interest at LIBOR plus a margin of 2.15% per annum for the first two years (the “Initial Margin Application Period”). However, upon expiration of the Initial Margin Application Period in November 2011, Bremer did not propose a new margin for the remaining security period or part thereof, for agreement by Gala. An arrangement fee of $150 was paid upon signing of the loan agreement and has been recorded as a contra to debt. The loan bore commitment fees of 0.20% on the undrawn part of the loan, payable quarterly.

The loan is secured by a first priority or preferred ship mortgage on the vessel (Note 6), a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the loan agreement and includes restrictions as to changes in management and ownership of the vessel, additional indebtedness, substitute charters in the case the vessel's current charter is prematurely terminated, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 120% of the outstanding balance of the loan). Furthermore, the Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default. Also, Gala is required for the duration of the loan to maintain in its current account with the Bank sufficient funds to meet the next repayment installment and interest due at monthly intervals, any other outstanding indebtedness that becomes due with the bank and sufficient funds to cover the anticipated cost of the next special survey of the vessel accumulated at least a year prior to such a survey. As at December 31, 2011 and December 31, 2010, such funds amounted to $744 and $754, respectively.

As of December 31, 2011 and December 31, 2010, there was a balance of $3,600 and $3,600, respectively, included in current portion of long-term debt and $29,200 and $32,800, respectively, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 and 2010 was 2.46% and 2.48%, respectively.

Deutsche Bank AG (“Deutsche”) loan facility: On October 8, 2009, Bikini entered into a loan agreement with Deutsche to partly finance, or, as the case may be, refinance, the contract price of the vessel “New York” (Hull H1107), for an amount of $40,000, but not exceeding 80% of the fair value of the vessel. The term of the loan is five years commencing at vessel delivery in March 2010. The loan is repayable in 19 quarterly installments of $600 and a 20th installment equal to remaining outstanding balance of the loan. The loan bears interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of $300 was paid on signing the facility agreement. The loan bore commitment fees of 0.50%, on the undrawn part of the loan, payable quarterly in arrears and until the drawdown date.

The loan is secured by a first priority or preferred ship mortgage on the vessel (Note 6), a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants including restrictions as to changes in management and ownership of the vessel, additional indebtedness, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 125% of the outstanding balance of the loan), minimum liquidity of $400, average cash balance of $10,000, and other financial covenants. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.

As of December 31, 2011 and December 31, 2010, there was a balance of $2,400 and $2,400, respectively, included in current portion of long-term debt and $33,400 and $35,800, respectively, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 and 2010 was 2.71% and 2.76%, respectively. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Export-Import Bank of China and DnB NOR Bank ASA (“CEXIM and DnB NOR”): On October 2, 2010, Lae and Namu entered into a loan agreement with CEXIM and DnB NOR to finance part of the acquisition cost of the newbuildings H1234 to be named “Los Angeles” and H1235 to be named “Philadelphia”, for an amount of up to $82,600. The loan is available until November 30, 2012 in two advances with each advance not exceeding the lower of $41,300 and the 70% of the market value of the ship relevant to it. The repayment of the loan will be made in 40 quarterly installments of $692.5 for each advance and a balloon of $13,600 payable together with the last installment. Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance. The loan will bear interest at LIBOR plus a margin of 2.50% per annum. The loan bears commitment fees of 0.50% per annum, on the undrawn portion of the loan and an agency fee of $10 to be paid annually until full repayment of the loan. An arrangement and structuring fee of $619.5 was paid on signing the agreement along with the payment of the annual agency fee.

The loan will be secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee from DSI and manager's undertakings. The lender may also require additional security, if at any time the market value of the ships becomes less than the 125% of the aggregate of (a) the Loan and (b) the Swap Exposure, if any. Additionally, the borrowers upon drawdown of the loan are required to maintain minimum liquidity of $400 at each operating account, and the guarantor is required to maintain net worth of not less than $150,000 and at least 25% of the total assets and an average cash balance of $10,000. As at December 31, 2011, the Company obtained a waiver from the banks with regards to its share repurchase program (Note 12).

DnB NOR Bank ASA (“DnB NOR”): On July 7, 2010, the Company's then beneficially owned subsidiary, Diana Containerships (Note 3), entered through its wholly-owned ship-owning subsidiaries Likiep Shipping Company Inc. and Orangina Inc., into a loan agreement with DnB NOR to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus” for an amount of up to $40,000. The loan was available until July 31, 2011 in two advances for each vessel with each advance not exceeding the lower of $10,000 and the 25% of the market value of the ship relevant to it. The repayment of the loan would be in 24 quarterly installments of $165 for each advance, and a balloon of $6,040 payable together with the last installment. The loan bore interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of $400 was paid on signing the facility agreement. The loan bore commitment fees of 0.96%, on the undrawn part of the loan.

As of December 31, 2010, there was a balance of $1,320, included in current portion of long-term debt and $18,350, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2010 was 2.82%. On January 10, 2011, Likiep and Orangina repaid $330 of the outstanding loan balance. Following the partial spin-off on January 18, 2011 (Note 3), Diana Containerships Inc. and its subsidiaries are no longer consolidated in the Company's consolidated financial statements and as such, there is no balance outstanding under the DnB loan in the Company's consolidated balance sheet as at December 31, 2011.

Emporiki Bank of Greece S.A.: On September 13, 2011, Bikar entered into a loan agreement with Emporiki Bank of Greece S.A., for a loan of up to $15,000 to refinance part of the acquisition cost of m/v “Arethusa”. The loan is repayable in twenty equal semiannual installments of $500 each, starting six months from drawdown and a balloon payment of $5,000 to be paid together with the last installment not later than ten years from the drawdown date. The loan bears interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank. The loan bore commitment fees of 0.50% per annum, on the undrawn portion of the loan. An arrangement fee of $45 was paid on signing the agreement.

The loan is secured with a first priority mortgage on the m/v “Arethusa” (Note 6), charter assignment on all charters exceeding 12 months, first priority general assignment of all earnings, insurances and requisition compensation on the vessel, a corporate guarantee from DSI, manager's undertaking and a first priority pledge on the earnings account and the cash collateral account. The lender may also require additional security, if at any time the market value of the vessel and the cash standing in a pledged account with the bank becomes less than the 120% of the aggregate of (a) the Loan and (b) the Swap Exposure, if any. The loan also has other non-financial and financial covenants, including minimum net worth, minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor and maximum leverage.

On September 15, 2011, Bikar drew down $15,000 and as of December 31, 2011, there was a balance of $1,000 included in current portion of long-term debt and $14,000 included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 was 1.34%. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Nordea Bank Finland Plc.: On December 22, 2011, Jemo (the “Borrower”) accepted a term sheet from Nordea Bank Finland Plc, London Branch, for a secured term loan facility in the principal amount of $16,125, to partly finance the acquisition cost of M/V “Vathy” renamed to “Leto” (Notes 5 and 18). The loan will be available in a single drawdown no later than February 29, 2012 and will have a term of five years. It will be repaid in 20 consecutive equal quarterly instalments of $252, commencing three months after the initial borrowing date and a balloon payment of $11,085 payable together with the final quarterly instalment. The loan will bear interest at Libor plus a margin of 2.5% and commitment fees of 0.5% per annum on the undrawn amount under the facility from the date of the commitment letter until drawdown. (Note 18).

The loan will be secured with a corporate guarantee from DSI, a first priority mortgage on the vessel M/V “Leto”, first priority assignment of earnings, first priority pledge of the earnings account, first priority assignment of the time charter (Note 11) and any subsequent charter contracts with a duration of one year or more, first priority assignment of insurances, first priority pledge over the shares of Jemo and manager's letter of subordination of rights. The loan will also have financial covenants such as minimum liquidity of $500 per vessel owned by the guarantor, minimum market-adjusted equity ratio of 25%, minimum market-adjusted net worth of $150 million and minimum hull value of 125% of the outstanding principal amount. Finally, the Company is not permitted to pay any dividends that would result in breach of financial or other covenants.

Total interest incurred on long-term debt for 2011, 2010 and 2009 amounted to $5,129, $4,982, and $3,307, respectively. Of the above amounts, $635, $340, and $363, respectively, were capitalized and included in Vessels and in Advances for vessels under construction and acquisitions and other vessel costs in the accompanying consolidated balance sheets. Interest expense on long-term debt, net of interest capitalized, is included in Interest and finance costs in the accompanying consolidated statements of income. The Company pays commitment fees on the undrawn portion of the facilities, which for 2011, 2010 and 2009 amounted to $468, $361, and $395, respectively of which $422, $110, and $175, respectively are included in Vessels and in Advances for vessels under construction and acquisition and other vessel costs.

The maturities of the Company's debt facilities described above, as at December 31, 2011, and throughout their term are as follows:

Period			Principal Repayment
January 1, 2012	to	December 31, 2012	$27,700
January 1, 2013	to	December 31, 2013	37,000
January 1, 2014	to	December 31, 2014	37,000
January 1, 2015	to	December 31, 2015	63,200
January 1, 2016	to	December 31, 2016	184,600
January 1, 2017	and thereafter		24,800
		Total	$374,300